INVESTMENT IN UNCONSOLIDATED JOINT VENTURES - Summarized Financial Information (Detail) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheet Related Disclosures [Abstract]
Real estate assets, net of accumulated depreciation and amortization	$ 755,460	$ 759,479				$ 552,974					$ 759,479	$ 552,974
Total assets	1,042,919	1,041,242				1,004,989					1,041,242	1,004,989
Other liabilities	20,419	19,801				21,006					19,801	21,006
Total liabilities, mezzanine equity and equity	1,042,919	1,041,242				1,004,989					1,041,242	1,004,989
Income Statement [Abstract]
Revenues	24,601	24,276	$ 25,282	$ 21,689	$ 21,911	23,705	$ 27,156	$ 25,290	$ 19,636		93,158	95,787	$ 140,714
Real estate taxes and insurance	3,428				2,977						12,631	11,762	17,404
Depreciation and amortization	8,984				7,681						34,004	35,006	53,446
Interest expense	6,796				7,168						28,849	31,054	37,149
Total expenses	16,436				30,337						132,890	115,600	182,577
Net (loss) income attributable to common stockholders	(17,972)	(28,586)	$ 772	$ (6,249)	16,781	10,694	$ 36,497	$ 10,036	$ (23,681)		(17,282)	33,546	210,644
Company's equity in income (loss) of unconsolidated joint venture	328				7,312						6,621	(9,830)	(6,037)
110 William Joint Venture
Balance Sheet Related Disclosures [Abstract]
Real estate assets, net of accumulated depreciation and amortization	247,711	242,430				235,613					242,430	235,613
Other assets	36,201	35,747				37,337					35,747	37,337
Total assets	283,912	278,177				272,950					278,177	272,950
Notes payable, net	301,186	292,221				267,311					292,221	267,311
Other liabilities	10,125	10,664				7,485					10,664	7,485
Partners' deficit	(27,399)	(24,708)				(1,846)					(24,708)	(1,846)
Total liabilities, mezzanine equity and equity	283,912	278,177				272,950					278,177	272,950
Income Statement [Abstract]
Revenues	7,982				8,259						34,186	38,539	37,338
Real estate taxes and insurance	1,823				1,706						7,064	6,718	6,281
Depreciation and amortization	2,643				2,665						11,166	15,596	16,544
Interest expense	3,926				4,608						16,742	17,815	13,134
Total expenses	10,694				11,150						44,185	49,973	46,015
Total other income	22				33						137	112	56
Net (loss) income attributable to common stockholders	(2,690)				(2,858)						(9,862)	(11,322)	(8,621)
Company's share of net loss	(1,614)				(1,715)						5,917	(6,835)	(5,214)
Company's equity in income (loss) of unconsolidated joint venture					7,800						7,800
110 William Joint Venture | Operating, maintenance, and management
Income Statement [Abstract]
Expenses	2,302				2,171						9,213	9,844	$ 10,056
353 Sacramento Joint Venture
Balance Sheet Related Disclosures [Abstract]
Real estate assets, net of accumulated depreciation and amortization	183,446	180,592				180,852					180,592	180,852
Other assets	17,073	21,822				13,123					21,822	13,123
Total assets	200,519	202,414				193,975					202,414	193,975
Notes payable, net	115,353	115,280				105,593					115,280	105,593
Other liabilities	8,694	11,193				10,863					11,193	10,863
Partners' deficit	76,472	75,941				77,519					75,941	77,519
Total liabilities, mezzanine equity and equity	200,519	$ 202,414				$ 193,975					202,414	193,975
Income Statement [Abstract]
Revenues	4,887				4,157					$ 7,053	17,015	11,397
Real estate taxes and insurance	753				700					1,198	2,822	2,372
Depreciation and amortization	1,603				1,567					3,408	6,485	5,680
Interest expense	1,321				1,419					2,302	5,734	5,374
Total expenses	4,357				4,517					9,097	18,826	17,080
Net (loss) income attributable to common stockholders	530				(360)					(2,044)	(1,811)	(5,683)
Company's equity in income (loss) of unconsolidated joint venture	328				(163)					(823)	(854)	(2,995)
353 Sacramento Joint Venture | Operating, maintenance, and management
Income Statement [Abstract]
Expenses	$ 680				$ 831					$ 2,189	$ 3,785	$ 3,654